FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments Carried at Fair Value
The following table presents the fair value of our foreign currency exchange rate derivatives and interest rate derivatives at December 31, 2016 and 2015, respectively, by valuation hierarchy and balance sheet classification:

	December 31, 2016				December 31, 2015
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Derivative Assets (1)
Other current assets	$—	$1,146	$—	$1,146	$—	$3,344	$—	$3,344
Other non-current assets	—	82	—	82	—	180	—	180
Total assets at fair value	$—	$1,228	$—	$1,228	$—	$3,524	$—	$3,524
Derivative Liabilities
Other current liabilities	$—	$(3,509)	$—	$(3,509)	$—	$(7,568)	$—	$(7,568)
Other non-current liabilities	—	(725)	—	(725)	—	(607)	—	(607)
Total liabilities at fair value	$—	$(4,234)	$—	$(4,234)	$—	$(8,175)	$—	$(8,175)

(1)
We are exposed to credit risk on our hedging instruments associated with potential counterparty non-performance, and the fair value of our derivatives reflects this credit risk. The total level 2 assets at fair value above represent the maximum loss that we would incur on our outstanding hedges if the applicable counterparties failed to perform according to the hedge contracts. To help mitigate counterparty credit risk, we transact only with counterparties that are rated as investment grade or higher and monitor all counterparties on a continuous basis.

Total Fair Value by Underlying Risk and Balance Sheet Classification
The following table presents the total fair value by underlying risk and balance sheet classification for derivatives designated as cash flow hedges and derivatives not designated as cash flow hedges at December 31, 2016 and 2015:

	Other Current and Non-Current Assets		Other Current and Non-Current Liabilities
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivatives designated as cash flow hedges
Interest rate	$49	$471	$—	$(192)
Foreign currency	109	944	(536)	(1,858)
Fair value	$158	$1,415	$(536)	$(2,050)
Derivatives not designated as cash flow hedges
Foreign currency	$1,070	$2,109	$(3,698)	$(6,125)
Fair value	$1,070	$2,109	$(3,698)	$(6,125)
Total fair value	$1,228	$3,524	$(4,234)	$(8,175)

Schedule Of Derivative Assets And Liabilities On Gross Basis And Net Settlement Basis
The following table presents our derivative assets and liabilities at December 31, 2016 on a gross basis and a net settlement basis:

	Gross Amounts Recognized (i)	Gross Amounts Offset on the Balance Sheet (ii)	Net Amounts Presented on the Balance Sheet (iii) = (i) - (ii)	Gross Amounts Not Offset on the Balance Sheet (iv)		Net Amount (v) = (iii) - (iv)
				Financial Instruments	Cash Collateral Received
Derivative Assets
Interest rate	$49	$—	$49	$—	$—	$49
Foreign currency	1,179	—	1,179	(245)	—	934
Total assets	$1,228	$—	$1,228	$(245)	$—	$983
Derivative Liabilities
Interest rate	$—	$—	$—	$—	$—	$—
Foreign currency	(4,234)	—	(4,234)	245	—	(3,989)
Total liabilities	$(4,234)	$—	$(4,234)	$245	$—	$(3,989)

Total Value, by Underlying Risk, Recognized in Other Comprehensive Income and Reclassified from Accumulated Other Comprehensive Income to Interest Expense and Cost of Revenue
The following table presents the total value, by underlying risk, recognized in other comprehensive income (“OCI”) and reclassified from AOCI to interest expense (interest rate derivatives) and cost of revenue (foreign currency derivatives) during 2016 and 2015 for derivatives designated as cash flow hedges:

	Amount of Gain (Loss) on Effective Derivative Portion
	Recognized in OCI		Reclassified from AOCI into Earnings (1)
	Years Ended December 31,
	2016	2015	2016	2015
Derivatives designated as cash flow hedges
Interest rate	$(740)	$(2,520)	$(510)	$(1,769)
Foreign currency	(304)	(1,020)	(835)	(4,117)
Total	$(1,044)	$(3,540)	$(1,345)	$(5,886)

(1)	Net unrealized losses totaling approximately $100 are anticipated to be reclassified from AOCI into earnings during the next 12 months due to settlement of the associated underlying obligations.

Total Value Recognized in Cost of Revenue for Foreign Currency Derivatives Not Designated as Cash Flow Hedges
The following table presents the total value recognized in cost of revenue for 2016 and 2015 for foreign currency derivatives not designated as cash flow hedges:

	Amount of Gain (Loss) Recognized in Earnings
	Years Ended December 31,
	2016	2015
Derivatives not designated as cash flow hedges
Foreign currency	$(15,287)	$7,225
Total	$(15,287)	$7,225